Stock-based compensation (Options Assumptions) (Details 8) - Stock Option Plans [Member] - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assumptions
Grant price	CAD 84.47	CAD 58.74	CAD 47.47
Expected stock price volatility	20.00%	23.00%	23.00%
Expected term (years)	5 years 6 months	5 years 5 months	5 years 5 months
Risk-free interest rate	0.78%	1.51%	1.41%
Dividend rate per share (in dollars per share)	CAD 1.25	CAD 1	CAD 0.86
Fair value per unit at grant date (in dollars per share)	CAD 13.21	CAD 11.09	CAD 8.52